JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 97.2%(a)
New York — 97.2%
Education — 7.4%
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Rev., 5.00%, 5/1/2023	1,710	1,825
Series A, Rev., 5.00%, 5/1/2023	2,000	2,040
New York City Educational Construction Fund Series 2021A, Rev., 5.00%, 4/1/2029	1,500	1,909
New York State Dormitory Authority, Court Facilities Lease Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	6,057
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 1, Rev., 5.00%, 7/1/2030	1,000	1,293
New York State Dormitory Authority, New York University
Series 1, Rev., AMBAC, 5.50%, 7/1/2022	1,000	1,031
Series 1, Rev., AMBAC, 5.50%, 7/1/2023	2,900	3,141
Series 1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,777
Series 1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,685
New York State Dormitory Authority, New York University Hospitals Center, Langone Hospitals Obligated Group Rev., 5.00%, 7/1/2026	3,360	3,741
New York State Dormitory Authority, Rochester Institute of Technology Series 2019A, Rev., 5.00%, 7/1/2036	900	1,139
New York State Dormitory Authority, School Districts Financing Program
Series 2009A, Rev., AGC, 5.00%, 10/1/2024	30	30
Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,414
Syracuse Industrial Development Agency, School District Project Series 2019A, Rev., 5.00%, 5/1/2025	500	576

		29,658

General Obligation — 17.2%
City of Buffalo, General Improvement Series 2016B, GO, 5.00%, 11/15/2022	1,000	1,046
City of New York Series E-1, GO, 5.25%, 3/1/2035	1,300	1,627
City of New York, Fiscal Year 2012 Series A-1, GO, 5.00%, 8/1/2028	7,600	7,630
City of New York, Fiscal Year 2014
Series 2014E, GO, 5.00%, 8/1/2024	1,250	1,347
Subseries D-1, GO, 5.00%, 8/1/2028	2,000	2,153
City of New York, Fiscal Year 2018
Series C, GO, 5.00%, 8/1/2024	1,000	1,123
Series F, Subseries F-1, GO, 5.00%, 4/1/2034	2,500	3,092
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2027	1,750	2,161
City of Syracuse, Public Improvement
Series A, GO, 4.00%, 5/15/2024	1,000	1,086
Series 2020A, GO, AGM, 4.00%, 5/15/2025	1,000	1,119
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028	705	813
GO, 4.00%, 9/15/2029	1,100	1,262
City of Yonkers Series 2021A, GO, 4.00%, 2/15/2024	250	269
County of Albany, Various Purpose Series 2021A, GO, 5.00%, 7/1/2028	380	480
County of Monroe
GO, 5.00%, 6/1/2022	1,080	1,106
GO, 5.00%, 6/1/2025	1,330	1,538
County of Nassau, General Improvement
Series C, GO, 5.00%, 10/1/2022	2,205	2,293
Series B, GO, 5.00%, 10/1/2024	1,580	1,778
Series A, GO, 5.00%, 1/1/2025	1,000	1,134
Series 2016B, GO, 5.00%, 10/1/2025	1,000	1,163
Series 2019B, GO, 5.00%, 4/1/2026	1,270	1,499
County of Onondaga GO, 4.00%, 4/15/2029	2,760	3,064
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2022	1,350	1,415
Series 2019D, GO, 5.00%, 12/15/2023	2,930	3,209
Series 2019D, GO, 4.00%, 12/15/2030	1,635	1,937

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Greece Central School District
Series B, GO, 5.00%, 12/15/2022	765	803
Series 2012B, GO, 5.00%, 12/15/2023	500	524
Haverstraw-Stony Point Central School District GO, 3.00%, 10/15/2026	1,105	1,223
Middle Country Central School District at Centereach GO, 2.00%, 8/15/2022	1,000	1,013
New Rochelle City School District
Series 2021A, GO, 5.00%, 6/15/2028	1,280	1,623
Series 2021A, GO, 4.00%, 6/15/2030	1,340	1,630
Niagara Falls City School District GO, AGM, 5.00%, 6/15/2028	1,540	1,928
North Babylon Union Free School District GO, 4.00%, 7/1/2030	1,000	1,205
Orchard Park Central School District GO, 4.00%, 4/1/2029	1,685	1,911
Pelham Union Free School District Series 2020A, GO, 5.00%, 11/1/2027	910	1,137
State of New York, Tax-Exempt Series 2018A, GO, 5.00%, 2/15/2025	1,515	1,739
Syosset Central School District GO, 2.00%, 12/15/2027	1,380	1,457
Town of Brookhaven GO, 5.00%, 5/1/2027	2,000	2,317
Town of Brookhaven, Public Improvement GO, 4.00%, 7/15/2028	2,675	3,149
Town of East Hampton, Various Purpose GO, 5.00%, 8/15/2023	290	313
Village of Mamaroneck, Public Improvement GO, 3.00%, 8/15/2030	1,540	1,652

		68,968

Hospital — 0.2%
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Rev., NATL-RE, 5.50%, 7/1/2023	690	729

Housing — 0.1%
State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	540	570

Industrial Development Revenue/Pollution Control Revenue — 1.1%
New York City Industrial Development Agency, New York Stock Exchange Project, Fiscal Year 2019
Series 2019A, Rev., 5.00%, 5/1/2023	1,310	1,393
Series 2019A, Rev., 5.00%, 5/1/2027	1,150	1,394
New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,250	1,528

		4,315

Other Revenue — 26.2%
Battery Park City Authority Series 2019A, Rev., 5.00%, 11/1/2038	2,000	2,583
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2029	3,500	4,237
Series 2017A, Rev., 5.00%, 2/15/2030	1,600	1,931
Series 2017A, Rev., 5.00%, 2/15/2032	2,320	2,788
Series A, Rev., 5.00%, 2/15/2034	1,115	1,336
Series A, Rev., 5.00%, 2/15/2035	4,000	4,786
Series A, Rev., 5.00%, 2/15/2036	3,500	4,180
Long Island Power Authority, Electric System Series 2021A, Rev., 4.00%, 9/1/2033	1,000	1,236
Nassau County Interim Finance Authority, Sales Tax
Series 2021A, Rev., 4.00%, 11/15/2033	1,000	1,247
Series 2021A, Rev., 4.00%, 11/15/2034	2,930	3,640
Series 2021A, Rev., 5.00%, 11/15/2035	935	1,250
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,422
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Series S-4, Rev., 5.25%, 7/15/2035	4,000	5,061
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2026	1,900	2,277
Series S-2A, Rev., 5.00%, 7/15/2034	2,000	2,492
Series S-3A, Rev., 5.00%, 7/15/2034	4,000	4,984

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	2,000	2,418
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series A, Subseries A-1, Rev., 5.00%, 8/1/2034	1,500	1,880
Series A, Subseries A-1, Rev., 5.00%, 8/1/2035	1,000	1,253
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021
Rev., 5.00%, 5/1/2033	1,745	2,293
Series E, Subseries E-1, Rev., 5.00%, 2/1/2036	1,000	1,306
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2034	2,260	2,726
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2021
Series 2021A, Rev., 5.00%, 11/1/2029	2,000	2,601
Series 2021G1, Rev., 5.00%, 11/1/2038	1,250	1,634
New York Convention Center Development Corp., Hotel Unit Fee Secured Rev., 5.00%, 11/15/2030	2,000	2,314
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured
Series B, Rev., Zero Coupon, 11/15/2031	2,090	1,693
Series B, Rev., Zero Coupon, 11/15/2033	2,000	1,530
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2029	2,500	2,759
Series A, Rev., 5.00%, 3/15/2031	5,100	5,812
Series 2014A, Rev., 5.00%, 3/15/2032	2,000	2,205
Series B, Rev., 5.00%, 3/15/2032	2,500	2,901
Series 2018E, Rev., 5.00%, 3/15/2033	2,000	2,524
Series B, Rev., 5.00%, 3/15/2033	2,500	2,899
Series A, Rev., 5.00%, 3/15/2034	2,000	2,431
New York State Thruway Authority Series 2021A-1, Rev., 5.00%, 3/15/2034	2,000	2,636
New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2036	4,500	5,755
Trust for Cultural Resources of City of New York (The), Carnegie Hall Rev., 5.00%, 12/1/2031	275	352
United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	1,095	1,126
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	2,128
Series B, Rev., 5.00%, 6/1/2034	2,000	2,392

		105,018

Prerefunded — 2.1%
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series A, Rev., 5.00%, 10/15/2024(b)	7,500	8,496

Special Tax — 8.6%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series E, Rev., 5.00%, 2/15/2029	1,715	1,732
Series A, Rev., 5.00%, 3/15/2033	1,500	1,906
Series A, Rev., 5.00%, 3/15/2035	1,500	1,899
Series 2019A, Rev., 5.00%, 3/15/2036	1,825	2,305
New York State Thruway Authority, State Personal Income Tax, Transportation
Series A, Rev., 5.00%, 3/15/2023	2,400	2,548
Series 2021A-1, Rev., 5.00%, 3/15/2035	2,500	3,284
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series A, Rev., 5.00%, 3/15/2027	1,500	1,654
Series A, Rev., 5.00%, 3/15/2031	3,000	3,300
Series 2020E, Rev., 5.00%, 3/15/2032	1,500	1,942
Series A, Rev., 5.00%, 3/15/2032	2,500	2,899
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	3,236
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	2,000	2,136

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2025	5,000	5,816

		34,657

Transportation — 20.1%
Metropolitan Transportation Authority
Series 2015C, Rev., 5.25%, 11/15/2030	1,500	1,737
Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,880
Series B, Rev., 5.00%, 11/15/2031	2,000	2,256
Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,293
Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,302
Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,203
Metropolitan Transportation Authority, Dedicated Tax Fund
Series A, Rev., Zero Coupon, 11/15/2030	4,000	3,419
Series 2017B-2, Rev., 5.25%, 11/15/2033	1,000	1,240
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,235
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,134
Series K, Rev., 5.00%, 1/1/2030	2,500	2,827
Series L, Rev., 5.00%, 1/1/2032	2,250	2,763
Series N, Rev., 5.00%, 1/1/2033	2,225	2,868
Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,168
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2025	2,075	2,343
Rev., AMT, 5.00%, 1/1/2026	2,000	2,328
Rev., AMT, 5.00%, 1/1/2027	2,000	2,392
Port Authority of New York and New Jersey, Consolidated
Series 172, Rev., 5.00%, 10/1/2022	1,500	1,523
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,231
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,110
Series 184, Rev., 5.00%, 9/1/2030	2,020	2,268
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,216
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,866
Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,937
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,681
Series 205, Rev., 5.00%, 11/15/2032	1,000	1,234
Rev., AMT, 5.00%, 9/1/2036	2,950	3,659
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017B, Rev., 5.00%, 11/15/2029	2,500	3,048
Series B, Rev., 5.00%, 11/15/2029	1,600	2,079
Series B, Rev., 5.00%, 11/15/2030	5,355	6,884
Series 2016A, Rev., 5.00%, 11/15/2031	1,000	1,182
Series B, Rev., 5.00%, 11/15/2031	1,100	1,338
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,401
Series B, Rev., 5.00%, 11/15/2033	1,500	1,824
Series C, Rev., 5.00%, 11/15/2035	1,375	1,728

		80,597

Utility — 7.7%
Long Island Power Authority, Electric System
Series 2012B, Rev., 5.00%, 9/1/2024	2,735	2,833
Series 2019A, Rev., 5.00%, 9/1/2027	3,500	4,328
Series 2020A, Rev., 5.00%, 9/1/2032	1,410	1,855
Rev., 5.00%, 9/1/2034	1,500	1,893
Rev., 5.00%, 9/1/2035	2,000	2,527
Rev., 5.00%, 9/1/2036	1,225	1,545
Utility Debt Securitization Authority
Rev., 5.00%, 12/15/2032	2,500	2,932
Series A, Rev., 5.00%, 12/15/2033	3,000	3,551
Series A, Rev., 5.00%, 12/15/2034	4,595	5,431
Series B, Rev., 5.00%, 12/15/2034	2,450	2,896
Utility Debt Securitization Authority, Federally Tax-Exempt Series TE, Rev., 5.00%, 12/15/2030	1,000	1,093

		30,884

Water & Sewer — 6.5%
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series EE, Rev., 5.00%, 6/15/2028	4,000	4,104

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,231
Series DD, Rev., 5.00%, 6/15/2029	2,000	2,231
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020 Series EE, Rev., 5.00%, 6/15/2031	2,570	3,479
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series A, Rev., 5.00%, 6/15/2027	1,500	1,674
Series A, Rev., 5.00%, 6/15/2031	2,150	2,560
Series A, Rev., 5.00%, 6/15/2032	2,000	2,379
Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,303
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program Series 2005B, Rev., 5.50%, 10/15/2025(b)	4,175	4,919

		25,880

Total New York		389,772

TOTAL MUNICIPAL BONDS (Cost $367,320)		389,772

	Shares (000)
SHORT-TERM INVESTMENTS — 1.8%
INVESTMENT COMPANIES — 1.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(c)(d)(Cost $7,063)	7,059	7,062

Total Investments — 99.0% (Cost $374,383)		396,834
Other Assets Less Liabilities — 1.0%		4,004

Net Assets — 100.0%		400,838

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of November 30, 2021.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$389,772	$—	$389,772
Short-Term Investments
Investment Companies	7,062	—	—	7,062

Total Investments in Securities	$7,062	$389,772	$—	$396,834

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.05%(a)(b)	$12,075	$74,958	$79,971	$1	$(1)	$7,062	7,059	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.